Insurance technical provisions and pension plans (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	R$ 5,818,525	R$ 5,879,921
Liquid outstanding claims for reinsurance	4,332,935	R$ 4,190,074
Year claims were notified - Up to 2008
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,090,755
Payments of claims	(1,037,194)
Liquid outstanding claims for reinsurance	53,561
Year claims were notified - Up to 2008 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	994,132
Year claims were notified - Up to 2008 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	986,525
Year claims were notified - Up to 2008 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	979,044
Year claims were notified - Up to 2008 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	990,037
Year claims were notified - Up to 2008 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	996,755
Year claims were notified - Up to 2008 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,004,225
Year claims were notified - Up to 2008 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,179
Year claims were notified - Up to 2008 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,025,547
Year claims were notified - Up to 2008 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,035,528
Year claims were notified - Up to 2008 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,038,489
Year claims were notified - Up to 2008 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,090,755
Year claims were notified - 2009
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	1,994,494
Payments of claims	(1,978,504)
Liquid outstanding claims for reinsurance	15,990
Year claims were notified - 2009 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,954,928
Year claims were notified - 2009 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,933,104
Year claims were notified - 2009 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,931,327
Year claims were notified - 2009 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,936,905
Year claims were notified - 2009 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,960,500
Year claims were notified - 2009 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,966,313
Year claims were notified - 2009 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,980,991
Year claims were notified - 2009 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,994,592
Year claims were notified - 2009 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,990,902
Year claims were notified - 2009 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,994,494
Year claims were notified - 2010
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	2,479,351
Payments of claims	(2,454,468)
Liquid outstanding claims for reinsurance	24,883
Year claims were notified - 2010 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,439,011
Year claims were notified - 2010 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,404,646
Year claims were notified - 2010 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,406,805
Year claims were notified - 2010 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,426,310
Year claims were notified - 2010 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,445,507
Year claims were notified - 2010 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,460,692
Year claims were notified - 2010 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,472,476
Year claims were notified - 2010 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,471,407
Year claims were notified - 2010 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,479,351
Year claims were notified - 2011
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	2,686,379
Payments of claims	(2,647,785)
Liquid outstanding claims for reinsurance	38,594
Year claims were notified - 2011 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,653,641
Year claims were notified - 2011 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,617,957
Year claims were notified - 2011 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,609,034
Year claims were notified - 2011 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,629,288
Year claims were notified - 2011 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,639,629
Year claims were notified - 2011 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,670,472
Year claims were notified - 2011 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,673,132
Year claims were notified - 2011 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,686,379
Year claims were notified - 2012
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	2,978,029
Payments of claims	(2,926,963)
Liquid outstanding claims for reinsurance	51,066
Year claims were notified - 2012 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,022,457
Year claims were notified - 2012 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,908,173
Year claims were notified - 2012 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,915,173
Year claims were notified - 2012 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,927,529
Year claims were notified - 2012 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,957,403
Year claims were notified - 2012 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,963,901
Year claims were notified - 2012 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,978,029
Year claims were notified - 2013
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	2,884,539
Payments of claims	(2,828,093)
Liquid outstanding claims for reinsurance	56,446
Year claims were notified - 2013 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,021,084
Year claims were notified - 2013 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,849,909
Year claims were notified - 2013 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,832,016
Year claims were notified - 2013 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,874,862
Year claims were notified - 2013 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,868,888
Year claims were notified - 2013 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,884,539
Year claims were notified - 2014
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	3,539,721
Payments of claims	(3,465,828)
Liquid outstanding claims for reinsurance	73,893
Year claims were notified - 2014 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,761,029
Year claims were notified - 2014 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,527,585
Year claims were notified - 2014 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,539,989
Year claims were notified - 2014 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,526,769
Year claims were notified - 2014 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,539,721
Year claims were notified - 2015
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	3,921,156
Payments of claims	(3,820,923)
Liquid outstanding claims for reinsurance	100,233
Year claims were notified - 2015 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,074,519
Year claims were notified - 2015 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,954,939
Year claims were notified - 2015 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,900,981
Year claims were notified - 2015 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,921,156
Year claims were notified - 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	3,803,980
Payments of claims	(3,691,990)
Liquid outstanding claims for reinsurance	111,990
Year claims were notified - 2016 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,960,519
Year claims were notified - 2016 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,796,535
Year claims were notified - 2016 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,803,980
Year claims were notified - 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	3,702,199
Payments of claims	(3,562,902)
Liquid outstanding claims for reinsurance	139,297
Year claims were notified - 2017 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,710,845
Year claims were notified - 2017 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,702,199
Year claims were notified - 2018
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	3,410,760
Payments of claims	(2,698,387)
Liquid outstanding claims for reinsurance	712,373
Year claims were notified - 2018 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,410,760
Year claims were notified - Total
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2018)	32,491,363
Payments of claims	(31,113,037)
Liquid outstanding claims for reinsurance	R$ 1,378,326